Voya Corporate Leaders® 100 Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2023 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 100.4%
		Communication Services: 9.4%
88,996	(1)	Alphabet, Inc. - Class C	$8,036,339	1.0
429,052		AT&T, Inc.	8,113,373	1.0
23,356	(1)	Charter Communications, Inc.	8,585,899	1.1
225,853		Comcast Corp. – Class A	8,394,956	1.1
43,864	(1)	Meta Platforms, Inc.	7,673,568	1.0
27,192	(1)	NetFlix, Inc.	8,759,359	1.1
56,787	(1)	T-Mobile US, Inc.	8,073,976	1.0
201,635		Verizon Communications, Inc.	7,825,454	1.0
90,802	(1)	Walt Disney Co.	9,044,787	1.1
			74,507,711	9.4

		Consumer Discretionary: 11.8%
94,038	(1)	Amazon.com, Inc.	8,861,201	1.1
3,951	(1)	Booking Holdings, Inc.	9,972,324	1.3
685,968		Ford Motor Co.	8,279,634	1.1
235,110		General Motors Co.	9,108,161	1.2
24,707		Home Depot, Inc.	7,326,614	0.9
39,139		Lowe's Cos, Inc.	8,052,849	1.0
29,768		McDonald's Corp.	7,856,073	1.0
67,458		Nike, Inc. - Class B	8,013,336	1.0
79,344		Starbucks Corp.	8,100,229	1.0
53,355		Target Corp.	8,990,317	1.1
43,022	(1)	Tesla, Inc.	8,850,056	1.1
			93,410,794	11.8

		Consumer Staples: 10.6%
172,578		Altria Group, Inc.	8,012,797	1.0
123,787		Coca-Cola Co.	7,366,564	0.9
99,737		Colgate-Palmolive Co.	7,310,722	0.9
17,340		Costco Wholesale Corp.	8,395,681	1.1
194,596		Kraft Heinz Co.	7,577,568	1.0
118,205		Mondelez International, Inc.	7,704,602	1.0
43,501		PepsiCo, Inc.	7,548,729	0.9
78,231		Philip Morris International, Inc.	7,611,876	1.0
51,879		Procter & Gamble Co.	7,136,475	0.9
211,267		Walgreens Boots Alliance, Inc.	7,506,316	0.9
55,689		Walmart, Inc.	7,915,078	1.0
			84,086,408	10.6

		Energy: 2.8%
44,394		Chevron Corp.	7,137,223	0.9
68,014		ConocoPhillips	7,029,247	0.9
72,492		Exxon Mobil Corp.	7,967,596	1.0
			22,134,066	2.8

		Financials: 15.9%
53,735		American Express Co.	9,349,353	1.2
124,410		American International Group, Inc.	7,602,695	1.0
238,870		Bank of America Corp.	8,193,241	1.0
173,372		Bank of New York Mellon Corp.	8,821,167	1.1
25,614	(1)	Berkshire Hathaway, Inc. – Class B	7,816,881	1.0
11,053		Blackrock, Inc.	7,620,270	1.0
85,423		Capital One Financial Corp.	9,317,941	1.2
95,767		Charles Schwab Corp.	7,462,165	0.9
175,292		Citigroup, Inc.	8,885,551	1.1
23,050		Goldman Sachs Group, Inc.	8,105,532	1.0
59,422		JPMorgan Chase & Co.	8,518,144	1.1
108,948		Metlife, Inc.	7,814,840	1.0
92,869		Morgan Stanley	8,961,858	1.1
181,688		US Bancorp	8,671,968	1.1
191,536		Wells Fargo & Co.	8,958,139	1.1
			126,099,745	15.9

		Health Care: 12.8%
71,763		Abbott Laboratories	7,299,732	0.9
48,697		AbbVie, Inc.	7,494,468	0.9
30,081		Amgen, Inc.	6,968,564	0.9
109,794		Bristol-Myers Squibb Co.	7,571,394	0.9
84,710		CVS Health Corp.	7,076,673	0.9
29,666		Danaher Corp.	7,343,225	0.9
21,569		Eli Lilly & Co.	6,712,704	0.8
92,847		Gilead Sciences, Inc.	7,476,969	0.9
44,583		Johnson & Johnson	6,832,791	0.9
101,737		Medtronic PLC	8,423,824	1.1
71,433		Merck & Co., Inc.	7,589,042	1.0
154,222		Pfizer, Inc.	6,256,787	0.8
14,212		Thermo Fisher Scientific, Inc.	7,699,493	1.0
14,940		UnitedHealth Group, Inc.	7,110,544	0.9
			101,856,210	12.8

		Industrials: 11.7%
65,656		3M Co.	7,073,777	0.9
41,905	(1)	Boeing Co.	8,445,953	1.1
32,956		Caterpillar, Inc.	7,894,610	1.0
82,152		Emerson Electric Co.	6,794,792	0.8
45,093		FedEx Corp.	9,163,800	1.1
31,762		General Dynamics Corp.	7,238,877	0.9
94,522		General Electric Co.	8,006,959	1.0
36,863		Honeywell International, Inc.	7,058,527	0.9
16,253		Lockheed Martin Corp.	7,708,148	1.0
78,901		Raytheon Technologies Corp.	7,739,399	1.0
37,837		Union Pacific Corp.	7,842,853	1.0
45,043		United Parcel Service, Inc. - Class B	8,219,897	1.0
			93,187,592	11.7

		Information Technology: 17.8%
29,497		Accenture PLC	7,832,928	1.0
23,450	(1)	Adobe, Inc.	7,596,628	1.0
122,125	(1)	Advanced Micro Devices, Inc.	9,596,583	1.2
61,076		Apple, Inc.	9,003,213	1.1
14,192		Broadcom, Inc.	8,434,164	1.1
166,656		Cisco Systems, Inc.	8,069,484	1.0
302,023		Intel Corp.	7,529,433	1.0
56,119		International Business Machines Corp.	7,256,187	0.9
22,734		Mastercard, Inc. - Class A	8,077,163	1.0

Voya Corporate Leaders® 100 Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2023 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
32,846	Microsoft Corp.	$8,192,449	1.0
34,028	Nvidia Corp.	7,899,940	1.0
97,250	Oracle Corp.	8,499,650	1.1
112,190	(1) PayPal Holdings, Inc.	8,257,184	1.0
72,070	Qualcomm, Inc.	8,902,807	1.1
59,726	(1) Salesforce, Inc.	9,771,771	1.2
47,972	Texas Instruments, Inc.	8,224,799	1.0
38,048	Visa, Inc. - Class A	8,368,277	1.1
		141,512,660	17.8

	Materials: 2.2%
156,292	Dow, Inc.	8,939,902	1.1
24,007	Linde PLC	8,363,319	1.1
		17,303,221	2.2

	Real Estate: 1.9%
36,694	American Tower Corp.	7,265,779	0.9
67,475	Simon Property Group, Inc.	8,238,023	1.0
		15,503,802	1.9

	Utilities: 3.5%
76,234	Duke Energy Corp.	7,185,817	0.9
183,541	Exelon Corp.	7,413,221	0.9
94,151	NextEra Energy, Inc.	6,687,546	0.8
109,657	Southern Co.	6,914,970	0.9
		28,201,554	3.5

	Total Common Stock
	(Cost $492,928,475)	797,803,763	100.4

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.5%
	Mutual Funds: 2.5%
19,733,000	(2) Goldman Sachs Financial Square Government Fund - Institutional Shares, 4.470%
	(Cost $19,733,000)	19,733,000	2.5

	Total Short-Term Investments
	(Cost $19,733,000)	19,733,000	2.5

	Total Investments in Securities (Cost $512,661,475)	$817,536,763	102.9
	Liabilities in Excess of Other Assets	(23,126,160)	(2.9)
	Net Assets	$794,410,603	100.0

(1)	Non-income producing security.
(2)	Rate shown is the 7-day yield as of February 28, 2023.

Voya Corporate Leaders® 100 Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2023 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 28, 2023 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 28, 2023
Asset Table
Investments, at fair value
Common Stock*	$797,803,763	$–	$–	$797,803,763
Short-Term Investments	19,733,000	–	–	19,733,000
Total Investments, at fair value	$817,536,763	$–	$–	$817,536,763
Liabilities Table
Other Financial Instruments+
Futures	$(283,894)	$–	$–	$(283,894)
Total Liabilities	$(283,894)	$–	$–	$(283,894)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At February 28, 2023, the following futures contracts were outstanding for Voya Corporate Leaders® 100 Fund:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P 500® E-Mini	103	03/17/23	$20,473,825	$(283,894)
			$20,473,825	$(283,894)

At February 28, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $532,282,789.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$314,011,130
Gross Unrealized Depreciation	(29,041,050)

Net Unrealized Appreciation	$284,970,080